GENERAL (Schedule of Revenue and Net Earnings) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
GENERAL [Abstract]
Revenues	$ 1,638
Net loss	$ (703)